Organization - Additional Information (Details) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date of incorporation	Feb. 25, 2014	Feb. 25, 2014
Number of operating Subsidiaries	4	3